Property, Plant And Equipment (Tables)	12 Months Ended
Apr. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of detailed information about property, plant and equipment

	Hotel properties	Computer equipment	Total
	US$	US$	US$
COST OR REVALUATION
At May 1, 2021	—	26	26
Additions	—	6	6
Exchange realignment	—	(1)	(1)

At April 30, 2022	—	31	31
Additions	—	2	2
Acquired on acquisition of subsidiaries (note 14(a))	239,867	—	239,867
Reclassified as held for sale (note 15)	—	(9)	(9)
Exchange realignment	(1,273)	—	(1,273)

At April 30, 2023	238,594	24	238,618

ACCUMULATED DEPRECIATION
At May 1, 2021	—	6	6
Provided for the year	—	9	9
Exchange realignment	—	—	—

At April 30, 2022	—	15	15
Provided for the year	1,145	10	1,155
Elimination on revaluation	(1,145)	—	(1,145)
Reclassified as held for sale (note 15)	—	(6)	(6)
Exchange realignment	—	(1)	(1)

At April 30, 2023	—	18	18

CARRYING VALUES
At April 30, 2022	—	16	16

At April 30, 2023	238,594	6	238,600

Summary of estimated useful lives of property plant and equipment explanatory
The
property, plant and equipment are depreciated on a straight-line basis over their estimated useful lives as follow
s:

Computer equipment	5 years
Hotel properties	Over the shorter of the useful life ranged 40-75 years and the remaining lease terms